MML SERIES INVESTMENT FUND

MML Fundamental Growth Fund

Supplement dated June 1, 2015 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective June 1, 2015, the following information under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 20 in the Prospectus) is hereby replaced by the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II	Service Class I
Management Fees(1)	.62%	.62%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses(1)	.21%	.21%
Total Annual Fund Operating Expenses	.83%	1.08%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$85	$265	$460	$1,025
Service Class I	$110	$343	$595	$1,317

Effective June 1, 2015, the following information supplements the information on page 73 of the Prospectus in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

MML Fundamental Growth Fund. MML Advisers has agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through April 30, 2016, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .85% and 1.10% for Class II and Service Class I shares, respectively. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-15-02

FG 15-01

MML SERIES INVESTMENT FUND

MML Small Company Value Fund

Supplement dated June 1, 2015 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective June 1, 2015, the following information under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 59 in the Prospectus) is hereby replaced by the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II	Service Class I
Management Fees(1)	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	N/A	.25%
Other Expenses(1)	.23%	.23%
Total Annual Fund Operating Expenses	1.03%	1.28%

(1)	Management Fees and Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$105	$328	$569	$1,259
Service Class I	$130	$406	$702	$1,545

Effective June 1, 2015, the following information supplements the information on page 73 of the Prospectus in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

MML Small Company Value Fund. MML Advisers has agreed to voluntarily waive .05% of its management fees. MML Advisers may amend or discontinue this waiver at any time without advance notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-15-03

SCV 15-01

MML SERIES INVESTMENT FUND

Supplement dated June 1, 2015 to the

Statement of Additional Information dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective June 1, 2015, the following information replaces similar information for the MML Fundamental Growth Fund, MML Growth & Income Fund, MML International Equity Fund, MML Small Company Value Fund, and MML Small/Mid Cap Value Fund in the chart under “Investment Adviser” found on page B-61 in the section titled Investment Advisory and Other Service Agreements:

MML Fundamental Growth Fund	0.62% on the first $250 million; and 0.60% on any excess over $250 million

MML Growth & Income Fund	0.50% on the first $500 million; and 0.475% on any excess over $500 million

MML International Equity	0.80% on the first $250 million; and 0.75% on any excess over $250 million

MML Small Company Value Fund	0.80% on the first $150 million; and 0.70% on any excess over $150 million

MML Small/Mid Cap Value Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-15-02